Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Profit for the period	€ 28.9	€ 32.7
Adjustments for:
Exceptional items	9.9	17.1
Share based payments expense	1.6	3.6
Depreciation and amortization	24.3	24.0
Loss on disposal and impairment of property, plant and equipment	1.0	0.3
Net finance costs	21.4	34.1
Other adjustments for non-cash items	0.0	0.5
Taxation	6.4	7.0
Operating cash flow before changes in working capital, provisions and exceptional items	93.5	119.3
Increase in inventories	(4.0)	(23.4)
Increase in trade and other receivables	(47.1)	(51.9)
Increase in trade and other payables	18.7	32.3
(Decrease)/increase in employee benefits and other provisions	(1.8)	0.6
Cash generated from operations before tax and exceptional items	59.3	76.9
Payments relating to exceptional items	(12.1)	(14.4)
Tax paid	(8.9)	(11.9)
Net cash generated from operating activities	38.3	50.6
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(21.0)	(18.7)
Interest received	1.0	1.2
Net cash used in investing activities	(20.0)	(17.5)
Cash flows from financing activities
Repurchase of ordinary shares	(23.7)	(48.9)
Dividends paid, classified as financing activities	(20.6)	(25.3)
Payments related to shares withheld for taxes	0.2	0.0
Payment of lease liabilities	(8.1)	(8.2)
Payment of financing fees	(0.5)	0.0
Interest paid	(10.8)	(28.1)
Net cash used in financing activities	(63.9)	(110.5)
Net decrease in cash and cash equivalents	(45.6)	(77.4)
Cash and cash equivalents at beginning of period	282.5
Cash and cash equivalents at beginning of period	324.8	403.3
Effect of exchange rate fluctuations	3.3	3.9
Cash and cash equivalents at end of period	€ 282.5	€ 329.8